Share-based plans - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2021 Options € / shares	Dec. 31, 2020 Options € / shares
Options
Options outstanding balance at the beginning of the year | Options	3,201,074	3,489,000
Exercised | Options	128,000	235,000
Expired | Options	60,000	53,000
Options outstanding balance at the end of the year | Options	3,013,309	3,201,074
Weighted average exercise price
Weighted average exercise price at the beginning of the year	€ 71.50	€ 70.32
Exercised	49.83	53.00
Expired	70.60	75.65
Weighted average exercise price at the end of the year	72.44	71.50
Average market price of options exercised during year	€ 65.92	€ 71.75